Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	May 03, 2023	Dec. 31, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT for Mr. Tizzio ($)	CAP to Mr. Tizzio ($)	SCT for Mr. Benchimol ($)	CAP to Mr. Benchimol ($)	Average SCT Total for Other NEOs ($)	Average CAP to Other NEOs ($)	Value of Initial Fixed $100 Investment Based On:

							TSR ($)	Peer Group TSR ($)	Net Income ($ in thousands)	OROACE
(a)	(b)(1)	(c)(2)	(d) (3)	(e) (2)	(f)(4)	(g)(2)	(h)(5)	(i)(6)	(j)(7)	(k)(8)

2023	6,796,633	6,958,725	21,256,443	14,198,305	2,306,160	2,067,591	106.70	164.49	346,042	11.0%
2022	N/A	N/A	11,560,795	8,860,715	4,122,675	3,803,233	101.10	148.53	192,833	11.1%
2021	N/A	N/A	9,311,214	9,978,155	3,325,710	3,459,324	98.50	124.95	588,359	9.1%
2020	N/A	N/A	7,265,614	3,748,070	2,236,139	1,671,405	88.11	106.33	(150,674)	(3.7)%

Company Selected Measure Name			OROACE
Named Executive Officers, Footnote			Represents compensation reported in the Summary Compensation Table ("SCT") for our current President and CEO, Mr. Tizzio, who was appointed effective May 4, 2023.Represents compensation as previously reported in the Summary Compensation Tables for our former President and CEO, Mr. Benchimol. Upon Mr. Tizzio's succession as President and CEO, Mr. Benchimol assumed a new role as a strategic advisor through December 31, 2023 and then departed the Company.Average compensation of Other NEOs as a group reported in the Summary Compensation Table. For 2020 and 2021, this includes Messrs. Arora, Phillips, Vogt and Wilson. For 2022, this includes the same officers as in 2020 and 2021, plus Messrs. Brooks and Tizzio. For 2023, this includes Messrs. Vogt, Phillips, Brooks and Draper.
Peer Group Issuers, Footnote			The peer group total shareholder assumes $100 was invested in the S&P Property & Casualty Composite Index from December 31, 2019 through the end of the listed year including the impact of reinvesting dividends.
Adjustment To PEO Compensation, Footnote

	Reconciliation of SCT Totals to CAP Table

	Year	Reported summary compensation table	Reported value of equity awards	Equity award adjustments	Reported change in the actuarial present value of pension benefits	Pension benefit adjustments	Compensation Actually Paid
	(a)	($) (b)(1)	($) (c)(2)	($) (d)(3)	($) (e)	($) (f)	($) (g)(4)

Mr. Tizzio	2023	6,796,633	(3,886,286)	4,048,378			6,958,725
Mr. Benchimol	2023	21,256,443	(5,698,574)	(1,359,564)	—	—	14,198,305
Average Other NEOs	2023	2,306,160	(907,736)	669,167	—	—	2,067,591

Equity Award Adjustments Table(1)

	Year	Year end fair value of equity awards granted during the year ($)	Year over Year change in fair value of outstanding and unvested equity awards	Fair Value as of vesting date of equity awards granted and vested in the year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total equity award adjustments
	(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)(2)	($)(h)

Mr. Tizzio	2023	3,952,813	(66,159)	—	131,554	—	30,170	4,048,378
Mr. Benchimol	2023	1,691,609	39,523	1,691,495	599,526	(5,749,707)	367,990	(1,359,564)
Average Other NEOs	2023	794,846	(49,888)	—	66,448	(181,178)	38,939	669,167

Non-PEO NEO Average Total Compensation Amount			$ 2,306,160	$ 4,122,675	$ 3,325,710	$ 2,236,139
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,067,591	3,803,233	3,459,324	1,671,405
Adjustment to Non-PEO NEO Compensation Footnote

	Reconciliation of SCT Totals to CAP Table

	Year	Reported summary compensation table	Reported value of equity awards	Equity award adjustments	Reported change in the actuarial present value of pension benefits	Pension benefit adjustments	Compensation Actually Paid
	(a)	($) (b)(1)	($) (c)(2)	($) (d)(3)	($) (e)	($) (f)	($) (g)(4)

Mr. Tizzio	2023	6,796,633	(3,886,286)	4,048,378			6,958,725
Mr. Benchimol	2023	21,256,443	(5,698,574)	(1,359,564)	—	—	14,198,305
Average Other NEOs	2023	2,306,160	(907,736)	669,167	—	—	2,067,591

Equity Award Adjustments Table(1)

	Year	Year end fair value of equity awards granted during the year ($)	Year over Year change in fair value of outstanding and unvested equity awards	Fair Value as of vesting date of equity awards granted and vested in the year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total equity award adjustments
	(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)(2)	($)(h)

Mr. Tizzio	2023	3,952,813	(66,159)	—	131,554	—	30,170	4,048,378
Mr. Benchimol	2023	1,691,609	39,523	1,691,495	599,526	(5,749,707)	367,990	(1,359,564)
Average Other NEOs	2023	794,846	(49,888)	—	66,448	(181,178)	38,939	669,167

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
OROACE	Combined Ratio
TSR	Return on Risk Adjusted Capital

Total Shareholder Return Amount			$ 106.70	101.10	98.50	88.11
Peer Group Total Shareholder Return Amount			164.49	148.53	124.95	106.33
Net Income (Loss)			$ 346,042,000	$ 192,833,000	$ 588,359,000	$ (150,674,000)
Company Selected Measure Amount			0.110	0.111	0.091	(0.037)
PEO Name	Mr. Benchimol	Mr. Tizzio		Mr. Benchimol	Mr. Benchimol	Mr. Benchimol
Additional 402(v) Disclosure	Represents the amount of compensation actually paid (CAP) as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid during the applicable year. In accordance with SEC rules, the adjustments made to the Summary Compensation Table totals to determine the compensation actually paid are described in the "Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid Table" and the "Equity Awards Adjustment Table" below.Total shareholder return assumes $100 was invested in the Company from December 31, 2019 through the end of the listed year in the Company including the impact of reinvesting dividends.Net Income available to common shareholders as reported in the Company's Annual Report on Form 10-K at the end of each fiscal year.
Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid Table
While Summary Compensation Table (SCT) total compensation values and CAP values are shown together in the above table, they are calculated differently. The SCT compensation values include the accounting fair value of equity awards granted in the year shown (at the time the grant was made), whereas, CAP values include: (i) a revaluation of current year grants at year-end, (ii) the year-over-year change in the fair value of multiple years of historical equity grants, (iii) the vesting date value over the prior year end value for awards that vested during the year, plus (iv) dividends accrued during the listed year. As CAP includes multiple years of grants, the calculation of CAP each year is heavily impacted by the change in our stock price, and therefore, may be higher or lower than the SCT compensation values.
The following table is a reconciliation of the SCT totals and CAP for 2023.
Compensation of our CEO, Mr. Tizzio, and our former CEO, Mr. Benchimol, reported in the SCT. Average compensation of Other NEOs as a group reported in the SCT and includes Messrs. Vogt, Phillips, Brooks and Draper.
2.Represents the grant date fair value of equity awards reported in the "Stock Awards" column in the SCT for the CEO, the former CEO or the average of the Other NEOs as a group. Reported as a negative since it is a deduction per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP.
3.See the "Equity Award Adjustments Table" below for components that total equity award adjustments.
4.Represents the amount of CAP as computed in accordance with SEC rules and set forth under the Pay Versus Performance Table above.
Fair values are calculated in accordance with FASB ASC Topic 718. In the case of RSUs, fair values are calculated using the closing stock price as of applicable date whether the date is grant date, a year end date or vesting date. In the case of PSUs, the fair value calculation methodology for each year end that is not the performance period end date is consistent with methodology used as of the grant date and described in greater detail in Note 17 – "Share Based Compensation" of our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year-ended December 31, 2023. Fair value for PSUs as of the year end that is the performance period end date is based on rTSR in comparison to the peer group and the performance scale applicable for that PSU grant. Adjustments reported in columns above have been made using the changes in such fair values between the dates described in each header as the case may be.
2.Represents the dividends accrued each year for outstanding equity awards.

Measure:: 1
Pay vs Performance Disclosure
Name			OROACE
Non-GAAP Measure Description	The Company has identified OROACE as the company-selected measure for the pay-versus-performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the CEO and Other NEOs in 2023 to the Company's performance. OROACE is the primary metric in determining Annual Incentive Plan awards. See "Compensation Discussion and Analysis" for more discussion on OROACE and its role in determining Annual Incentive Plan awards. In addition, please refer to Appendix 1 for a reconciliation of OROACE, a non-GAAP measure, to the most directly comparable GAAP measure of ROACE.
2020 PSU awards assumed a payout below target in 2023, as compared to the grant date fair value calculations which assumed a payout at target.

Measure:: 2
Pay vs Performance Disclosure
Name			TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Combined Ratio
Measure:: 4
Pay vs Performance Disclosure
Name			Return on Risk Adjusted Capital
Mr. Tizzio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,796,633
PEO Actually Paid Compensation Amount			6,958,725
Mr. Benchimol [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			21,256,443	$ 11,560,795	$ 9,311,214	$ 7,265,614
PEO Actually Paid Compensation Amount			14,198,305	$ 8,860,715	$ 9,978,155	$ 3,748,070
PEO | Mr. Tizzio [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,886,286)
PEO | Mr. Tizzio [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,048,378
PEO | Mr. Tizzio [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Tizzio [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Tizzio [Member] | Year End Fair Value Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			3,952,813
PEO | Mr. Tizzio [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(66,159)
PEO | Mr. Tizzio [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
PEO | Mr. Tizzio [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			131,554
PEO | Mr. Tizzio [Member] | Fair Value At End Of Prior Year Of Equity Awards That Failed to Meet Vesting Conditions During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
PEO | Mr. Tizzio [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			30,170
PEO | Mr. Benchimol [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,698,574)
PEO | Mr. Benchimol [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,359,564)
PEO | Mr. Benchimol [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Benchimol [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Benchimol [Member] | Year End Fair Value Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			1,691,609
PEO | Mr. Benchimol [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			39,523
PEO | Mr. Benchimol [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			1,691,495
PEO | Mr. Benchimol [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			599,526
PEO | Mr. Benchimol [Member] | Fair Value At End Of Prior Year Of Equity Awards That Failed to Meet Vesting Conditions During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(5,749,707)
PEO | Mr. Benchimol [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			367,990
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(907,736)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			669,167
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			794,846
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(49,888)
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			66,448
Non-PEO NEO | Fair Value At End Of Prior Year Of Equity Awards That Failed to Meet Vesting Conditions During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(181,178)
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			$ 38,939